Principal Accounting Policies - Observable Short-term Investments And Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Principal Accounting Policies
Short-term investments	¥ 432,823	$ 59,297	¥ 777,890
Fair Value Measurement Using Significant Other Markets for Identical Assets (Level 1)
Principal Accounting Policies
Long-term investments	2,074	284	1,865
Fair Value Measurement Using Significant Other Observable Inputs (Level 2)
Principal Accounting Policies
Short-term investments	¥ 226,178	$ 30,986	¥ 771,530